Summary of Significant Accounting Policies - Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Cash at bank and on hand	$ 245,373	$ 189,569
Short-term bank deposits	352,611	434,078
Cash and cash equivalents	$ 597,984	$ 623,647